UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

          QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-21763

Name of Fund:  High Income Portfolio of Managed Account Series

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
        Officer, High Income Portfolio of Managed Account Series, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 04/30/06

Date of reporting period: 05/01/05 - 07/31/05

Item 1 - Schedule of Investments


High Income Portfolio

Schedule of Investments as of July 31, 2005

                                         Face
Industry*                              Amount   Corporate Bonds                                                         Value
Aerospace & Defense - 0.6%        $   250,000   DynCorp International LLC, 9.50% due 2/15/2013 (d)                  $     248,125
                                      100,000   Standard Aero Holdings, Inc., 8.25% due 9/01/2014 (d)                     105,500
                                                                                                                    -------------
                                                                                                                          353,625

Airlines - 0.5%                       275,000   American Airlines, Inc. Class C, 7.80% due 4/01/2008                      264,023

Automotive - 5.8%                     250,000   Advanced Accessory Holdings Corp., 27.526%
                                                due 12/15/2011 (c)                                                         80,500
                                                American Tire Distributors, Inc. (d):
                                      525,000        9.754% due 4/01/2012 (a)                                             504,000
                                      400,000       10.75% due 4/01/2013                                                  390,000
                                      300,000   Asbury Automotive Group, Inc., 8% due 3/15/2014                           298,500
                                      675,000   Cooper-Standard Automotive, Inc., 8.375% due 12/15/2014                   594,000
                                      400,000   Exide Technologies, 10.50% due 3/15/2013 (d)                              312,000
                                    1,050,000   Metaldyne Corp., 11% due 6/15/2012                                        777,000
                                      200,000   Tenneco Automotive, Inc., 8.625% due 11/15/2014                           209,000
                                                                                                                    -------------
                                                                                                                        3,165,000


Broadcasting - 3.7%                   250,000   Emmis Communications Corp., 9.314% due 6/15/2012 (a)(d)                   250,312
                                      925,000   Granite Broadcasting Corp., 9.75% due 12/01/2010                          855,625
                                      775,000   Paxson Communications Corp., 11.979% due 1/15/2009 (c)                    736,250
                                      175,000   Young Broadcasting, Inc., 8.75% due 1/15/2014                             153,125
                                                                                                                    -------------
                                                                                                                        1,995,312

Cable - International - 0.5%          225,000   Kabel Deutschland GmbH, 10.625% due 7/01/2014 (d)                         248,625

Cable - U.S. - 3.8%                             Charter Communications Holdings LLC:
                                      300,000       8.625% due 4/01/2009                                                  240,000
                                      450,000       10% due 4/01/2009                                                     369,000
                                      175,000       9.625% due 11/15/2009                                                 140,000
                                      325,000   Charter Communications, Inc., 5.875% due 11/16/2009 (b)(d)                233,188
                                                New Skies Satellites NV:
                                      100,000        8.539% due 11/01/2011 (a)                                            104,000
                                      100,000        9.125% due 11/01/2012                                                103,000
                                      325,000   PanAmSat Corp., 9% due 8/15/2014                                          359,125
                                      325,000   Rainbow National Services LLC, 10.375% due 9/01/2014 (d)                  372,125
                                      225,000   Zeus Special Subsidiary Ltd., 8.774% due 2/01/2015 (c)(d)                 154,688
                                                                                                                    -------------
                                                                                                                        2,075,126

Chemicals - 5.3%                      450,000   Huntsman International, LLC, 9.875% due 3/01/2009                         480,937
                                      425,000   MacDermid, Inc., 9.125% due 7/15/2011                                     459,000
                                      750,000   Omnova Solutions, Inc., 11.25% due 6/01/2010                              795,000
                                                PolyOne Corp.:
                                      475,000        10.625% due 5/15/2010                                                510,625
                                      400,000        8.875% due 5/01/2012                                                 401,000
                                      225,000   Terra Capital, Inc., 11.50% due 6/01/2010                                 259,313
                                                                                                                    -------------
                                                                                                                        2,905,875

Consumer - Durables - 0.5%            550,000   Simmons Co., 13.261% due 12/15/2014 (c)(d)                                288,750

Consumer - Non-                       300,000   Ames True Temper, Inc., 10% due 7/15/2012                                 262,500
Durables - 2.2%                       600,000   Levi Strauss & Co., 8.254% due 4/01/2012 (a)                              600,000
                                      350,000   Remington Arms Co., Inc., 10.50% due 2/01/2011                            343,000
                                                                                                                    -------------
                                                                                                                        1,205,500

Diversified                           125,000   CanWest Media, Inc., 8% due 9/15/2012                                     132,656
Media - 2.6%                          175,000   Dex Media, Inc., 8% due 11/15/2013                                        187,250
                                      175,000   Dex Media West LLC, 9.875% due 8/15/2013                                  199,500
                                      700,000   Liberty Media Corp., 0.75% due 3/30/2023 (b)                              747,250
                                      125,000   Universal City Florida Holding Co. I, 8.443% due 5/01/2010 (a)            130,625
                                                                                                                    -------------
                                                                                                                        1,397,281

Energy - Other - 2.3%                 200,000   Aventine Renewable Energy Holdings, Inc., 9.41%
                                                due 12/15/2011 (a)(d)                                                     196,000
                                      500,000   Star Gas Partners LP, 10.25% due 2/15/2013                                462,500
                                      600,000   Suburban Propane Partners, LP, 6.875% due 12/15/2013 (d)                  582,000
                                                                                                                    -------------
                                                                                                                        1,240,500

Financial - 2.6%                      600,000   Fairfax Financial Holdings Ltd., 7.75% due 4/26/2012                      585,000
                                      400,000   Refco Finance Holdings LLC, 9% due 8/01/2012                              432,000
                                      375,000   Triad Acquisition Corp., 11.125% due 5/01/2013 (d)                        386,250
                                                                                                                    -------------
                                                                                                                        1,403,250

Food & Drug - 1.2%                    850,000   Duane Reade, Inc., 9.75% due 8/01/2011                                    663,000

Food & Tobacco - 6.2%                 275,000   American Seafoods Group LLC, 10.125% due 4/15/2010                        296,312
                                      125,000   AmeriQual Group LLC, 9% due 4/01/2012 (d)                                 128,750
                                                Commonwealth Brands, Inc. (d):
                                      450,000        9.75% due 4/15/2008                                                  475,875
                                      575,000       10.625% due 9/01/2008                                                 608,062
                                      100,000   Del Monte Corp., 6.75% due 2/15/2015 (d)                                  102,750
                                                Dole Food Co., Inc.:
                                      275,000        7.25% due 6/15/2010 (d)                                              282,562
                                      125,000        8.875% due 3/15/2011                                                 134,062
                                      425,000   Landry's Restaurants, Inc. Series B, 7.50% due 12/15/2014                 420,219
                                      300,000   Merisant Co., 10.75% due 7/15/2013 (d)                                    196,500
                                      575,000   Mrs. Fields Famous Brands, LLC, 11.50% due 3/15/2011                      543,375
                                      750,000   Tabletop Holdings Inc., 23.457% due 5/15/2014 (c)(d)                      217,500
                                                                                                                    -------------
                                                                                                                        3,405,967

Gaming - 1.5%                         100,000   CCM Merger, Inc., 8% due 8/01/2013 (d)                                    101,875
                                      675,000   Majestic Star Casino LLC, 9.50% due 10/15/2010                            692,719
                                                                                                                    -------------
                                                                                                                          794,594

Health Care - 4.5%                              Alpharma, Inc.:
                                      475,000       3% due 6/01/2006 (b)                                                  603,250
                                      600,000       8.625% due 5/01/2011 (d)                                              594,000
                                      125,000   Fresenius Medical Care Capital Trust II, 7.875% due 2/01/2008             130,625
                                      225,000   Select Medical Corp., 7.625% due 2/01/2015 (d)                            222,188
                                      300,000   Team Health, Inc., 9% due 4/01/2012                                       313,500
                                      400,000   US Oncology, Inc., 10.75% due 8/15/2014                                   446,000
                                      150,000   Ventas Realty, LP, 9% due 5/01/2012                                       174,000
                                                                                                                    -------------
                                                                                                                        2,483,563

Housing - 1.6%                                  Building Materials Corp. of America:
                                      100,000       8% due 12/01/2008                                                      99,750
                                      200,000       7.75% due 8/01/2014                                                   190,000
                                      250,000   Goodman Global Holding Co., Inc., 7.875% due 12/15/2012 (d)               240,000
                                      250,000   Nortek, Inc., 8.50% due 9/01/2014                                         243,437
                                      100,000   Texas Industries, Inc., 7.25% due 7/15/2013 (d)                           105,500
                                                                                                                    -------------
                                                                                                                          878,687

Information Technology -              700,000   Advanced Micro Devices, Inc., 7.75% due 11/01/2012                        708,750
5.5%                                            Amkor Technology, Inc.:
                                      350,000       10.50% due 5/01/2009                                                  315,000
                                      450,000       7.125% due 3/15/2011                                                  392,625
                                      450,000   Cypress Semiconductor Corp., 1.25% due 6/15/2008 (b)                      507,938
                                      325,000   Quantum Corp., 4.375% due 8/01/2010 (b)                                   301,844
                                      300,000   Solar Capital Corp., 9.125% due 8/15/2013 (d)                             311,625
                                      200,000   Sungard Data Systems, Inc., 8.525% due 8/15/2013 (a)(d)                   207,250
                                      175,000   Telcordia Technologies Inc., 10% due 3/15/2013 (d)                        169,750
                                      100,000   Viasystems, Inc., 10.50% due 1/15/2011                                     98,000
                                                                                                                    -------------
                                                                                                                        3,012,782

Leisure - 0.2%                        100,000   Intrawest Corp., 7.50% due 10/15/2013                                     103,000

Manufacturing - 7.0%                  450,000   Altra Industrial Motion, Inc., 9% due 12/01/2011 (d)                      425,250
                                      450,000   Case New Holland, Inc., 6% due 6/01/2009                                  444,375
                                      250,000   Columbus McKinnon Corp., 10% due 8/01/2010                                273,750
                                      625,000   FastenTech, Inc., 11.50% due 5/01/2011                                    681,250
                                      500,000   Invensys Plc, 9.875% due 3/15/2011 (d)                                    492,500
                                      275,000   Mueller Group, Inc., 10% due 5/01/2012                                    294,250
                                      425,000   Propex Fabrics, Inc., 10% due 12/01/2012                                  410,125
                                      150,000   Sensus Metering Systems, Inc., 8.625% due 12/15/2013                      139,500
                                      650,000   Superior Essex Communications LLC, 9% due 4/15/2012                       661,375
                                                                                                                    -------------
                                                                                                                        3,822,375

Metal - Other - 0.5%                  275,000   Novelis, Inc., 7.25% due 2/15/2015 (d)                                    281,187

Packaging - 5.5%                      275,000   Anchor Glass Container Corp., 11% due 2/15/2013 (e)                       169,125
                                                Crown European Holdings SA:
                                      275,000       9.50% due 3/01/2011                                                   302,500
                                      325,000       10.875% due 3/01/2013                                                 381,062
                                                Pliant Corp.:
                                      250,000       11.125% due 9/01/2009                                                 241,250
                                      425,000       13% due 6/01/2010                                                     344,250
                                      625,000   Portola Packaging, Inc., 8.25% due 2/01/2012                              475,000
                                      325,000   Tekni-Plex, Inc., 12.75% due 6/15/2010                                    238,875
                                                US Can Corp.:
                                      100,000       10.875% due 7/15/2010                                                 106,500
                                      600,000       12.375% due 10/01/2010                                                598,500
                                      150,000   Wise Metals Group LLC, 10.25% due 5/15/2012                               139,500
                                                                                                                    -------------
                                                                                                                        2,996,562

Paper - 3.6%                          175,000   Ainsworth Lumber Co. Ltd., 7.25% due 10/01/2012                           167,563
                                      200,000   Georgia-Pacific Corp., 9.375% due 2/01/2013                               226,000
                                      100,000   Graphic Packaging International Corp., 9.50% due 8/15/2013                102,500
                                      550,000   JSG Funding Plc, 9.625% due 10/01/2012                                    555,500
                                                NewPage Corp. (d):
                                      225,000       9.943% due 5/01/2012 (a)                                              227,250
                                      275,000       12% due 5/01/2013                                                     272,250
                                      425,000   Western Forest Products, Inc., 15% due 7/28/2009 (d)                      425,000
                                                                                                                    -------------
                                                                                                                        1,976,063

Retail - 1.8%                         200,000   Jean Coutu Group, Inc., 8.50% due 8/01/2014                               198,250
                                      375,000   General Nutrition Centers, Inc., 8.625% due 1/15/2011                     356,250
                                      450,000   Southern States Cooperative, Inc., 10.50% due 11/01/2010 (d)              447,750
                                                                                                                    -------------
                                                                                                                        1,002,250

Service - 4.0%                                  Allied Waste North America, Inc. Series B:
                                      450,000       5.75% due 2/15/2011                                                   424,125
                                      350,000       7.375% due 4/15/2014                                                  327,250
                                      150,000   Ashtead Holdings Plc, 8.625% due 8/01/2015 (d)                            155,250
                                      275,000   Buhrmann US, Inc., 8.25% due 7/01/2014                                    279,125
                                      150,000   Knowledge Learning Corp., Inc., 7.75% due 2/01/2015 (d)                   144,000
                                      250,000   NationsRent Cos, Inc., 9.50% due 5/01/2015                                260,625
                                      225,000   Sunstate Equipment Co. LLC, 10.50% due 4/01/2013 (d)                      231,188
                                      350,000   United Rentals North America, Inc., 7.75% due 11/15/2013 (d)              341,250
                                                                                                                    -------------
                                                                                                                        2,162,813

Telecommunications - 3.2%                       ADC Telecommunications, Inc. (b):
                                      250,000        1% due 6/15/2008                                                     275,313
                                      225,000        3.996% due 6/15/2013 (a)                                             252,000
                                      175,000   LCI International, Inc., 7.25% due 6/15/2007                              171,500
                                      350,000   Time Warner Telecom Holdings, Inc., 9.25% due 2/15/2014 (d)               356,125
                                      425,000   Time Warner Telecom, Inc., 10.125% due 2/01/2011                          435,625
                                      300,000   Terremark Worldwide, Inc., 9% due 6/15/2009 (b)(d)                        279,000
                                                                                                                    -------------
                                                                                                                        1,769,563

Transportation - 0.3%                 125,000   General Maritime Corp., 10% due 3/15/2013                                 136,562

Utility - 6.0%                                  Calpine Corp. (d):
                                    1,425,000       9.875% due 12/01/2011                                               1,118,625
                                      450,000       8.75% due 7/15/2013                                                   335,250
                                      225,000   Calpine Generating Co. LLC, 12.39% due 4/01/2011 (a)                      213,750
                                      300,000   Centerpoint Energy, Inc., 3.75% due 5/15/2023 (b)                         373,500
                                                El Paso Corp.:
                                      100,000       6.75% due 5/15/2009                                                   100,500
                                      100,000       7% due 5/15/2011                                                      101,500
                                      250,000   Reliant Energy, Inc., 6.75% due 12/15/2014                                246,250
                                      600,000   Southern Star Central Corp., 8.50% due 8/01/2010                          651,000
                                      150,000   Tenaska Alabama Partners LP, 7% due 6/30/2021 (d)                         155,625
                                                                                                                    -------------
                                                                                                                        3,296,000

Wireless                              175,000   SBA Communications Corp., 8.50% due 12/01/2012                            188,563
Communications - 0.3%

                                                Total Corporate Bonds (Cost - $45,638,980) - 83.3%                     45,516,398


                                                Floating Rate Loan Interests (f)
Health Care - 0.5%                    250,000   HealthSouth Corp. Term Loan A, due 1/16/2011                              261,875

                                                Total Floating Rate Loan Interests (Cost - $260,625) - 0.5%               261,875

                                                Total Investments (Cost - $45,899,605**) - 83.8%                       45,778,273
                                                Other Assets Less Liabilities - 16.2%                                   8,840,410
                                                                                                                    -------------
                                                Net Assets - 100.0%                                                 $  54,618,683
                                                                                                                    =============


  * For Portfolio compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

 ** The cost and unrealized appreciation (depreciation) of investments as of July 31, 2005, as computed for federal income tax purposes, were as follows:

    Aggregate cost                                             $    45,899,605
                                                               ===============
    Gross unrealized appreciation                              $       115,815
    Gross unrealized depreciation                                    (237,147)
                                                               ---------------
    Net unrealized depreciation                                $     (121,332)
                                                               ===============

(a) Floating rate note.

(b) Convertible security.

(c) Represents a step bond; the interest rate shown reflects the effective yield at the time of purchase by the Portfolio.

(d) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(e) Non-income producing security; issuer filed for bankruptcy or is in default of interest payments.

(f) Floating rate loan interests in which the Portfolio invests generally pays interest at rates that are periodically redetermined by reference to a base lending rate plus a premium.
    The base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more
    U.S. banks or (iii) the certificate of deposit rate.

    Swaps outstanding as of July 31, 2005 were as follows:

                                                      Notional      Unrealized
                                                       Amount      Appreciation

    Sold credit default protection on Dow Jones CDX
    North America Investment Grade Index Series 4
    and receive 3.40%

    Broker, Lehman Brothers Special Finance
    Expires June 2010                             $   2,000,000       $      -


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


High Income Portfolio of Managed Account Series


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.,
       Chief Executive Officer
       High Income Portfolio of Managed Account Series


Date: September 23, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.,
       Chief Executive Officer
       High Income Portfolio of Managed Account Series


Date: September 23, 2005


By:    /s/ Donald C. Burke
       -----------------------
       Donald C. Burke,
       Chief Financial Officer
       High Income Portfolio of Managed Account Series

Date: September 23, 2005